PORTFOLIO OF INVESTMENTS – as of June 30, 2023 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 93.5% of Net Assets
	ABS Car Loan – 2.4%
$ 3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028, 144A	$2,979,366
1,865,000	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	1,735,453
2,757,045	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class A, 1.240%, 10/15/2029, 144A	2,736,867
2,735,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class A3, 5.430%, 4/15/2026	2,727,212
15,538	Ford Credit Auto Owner Trust, Series 2020-A, Class A3, 1.040%, 8/15/2024	15,509
43,922	GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.490%, 12/16/2024	43,699
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034, 144A	574,205
4,158	Honda Auto Receivables Owner Trust, Series 2020-1, Class A3, 1.610%, 4/22/2024	4,149
79,730	Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.410%, 11/15/2024	79,247
247,463	Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.380%, 12/16/2024	245,795
620,000	PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, 12/15/2028, 144A	600,777
765,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033, 144A	706,616
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035, 144A	4,136,790
45,795	Toyota Auto Receivables Owner Trust, Series 2020-B, Class A3, 1.360%, 8/15/2024	45,641

		16,631,326

	ABS Other – 0.5%
289,393	Chesapeake Funding II LLC, Series 2020-1A, Class A1, 0.870%, 8/15/2032, 144A	287,946
52,716	CNH Equipment Trust, Series 2020-A, Class A3, 1.160%, 6/16/2025	51,993
793,191	Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.560%, 12/11/2034, 144A	773,136
660,993	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029, 144A	646,676
319,968	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037, 144A	291,852
483,059	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037, 144A	447,062
632,266	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038, 144A	597,803

		3,096,468

	ABS Student Loan – 1.0%
1,494,800	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068, 144A	1,379,719

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Student Loan – continued
$ 466,720	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069, 144A	$419,579
1,550,851	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069, 144A	1,344,335
3,628,715	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069, 144A	3,069,374
837,494	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053, 144A	737,892

		6,950,899

	Agency Commercial Mortgage-Backed Securities – 32.3%
6,806,003	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ20, Class A2, 3.799%, 12/25/2025	6,585,977
2,489,320	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F100, Class AS, 30 day USD SOFR Average + 0.180%, 5.221%, 1/25/2028(a)	2,440,903
6,956,473	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F121, Class AS, 30 day USD SOFR Average + 0.180%, 5.221%, 8/25/2028(a)	6,798,523
3,256,123	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K034, Class A2, 3.531%, 7/25/2023(b)	3,244,405
3,840,430	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K035, Class A2, 3.458%, 8/25/2023(b)	3,824,930
7,402,128	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K038, Class A2, 3.389%, 3/25/2024	7,292,306
2,580,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,451,078
19,090,310	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	17,074,053
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	10,018,793
7,965,074	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	7,406,330
12,663,567	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF123, Class AS, 30 day USD SOFR Average + 0.200%, 5.241%, 9/25/2028(a)	12,519,836
1,248,225	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF53, Class A, 1 mo. USD LIBOR + 0.390%, 5.583%, 10/25/2025(a)	1,240,885
5,864,290	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF72, Class A, 1 mo. USD LIBOR + 0.500%, 5.693%, 10/25/2026(a)	5,841,804
1,897,871	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF74, Class AS, 1 mo. USD SOFR Historical Calendar Day Compounded + 0.530%, 5.573%, 1/25/2027(a)	1,888,415

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$ 5,252,803	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AL, 1 mo. USD LIBOR + 0.700%, 5.893%, 2/25/2027(a)	$5,264,701
6,908,782	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AS, 30 day USD SOFR Average + 0.900%, 5.941%, 2/25/2027(a)	6,987,079
19,134,363	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AL, 1 mo. USD LIBOR + 0.800%, 5.993%, 3/25/2030(a)	19,110,648
19,134,363	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AS, 30 day USD SOFR Average + 1.000%, 6.041%, 3/25/2030(a)	19,363,141
3,133,823	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AL, 1 mo. USD LIBOR + 0.470%, 5.663%, 5/25/2030(a)	3,106,108
2,891,767	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AS, 30 day USD SOFR Average + 0.580%, 5.621%, 5/25/2030(a)	2,880,547
4,017,313	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AL, 1 mo. USD LIBOR + 0.440%, 5.633%, 6/25/2030(a)	3,974,406
2,257,174	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AS, 30 day USD SOFR Average + 0.510%, 5.551%, 6/25/2030(a)	2,241,872
837,510	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 1 mo. USD LIBOR + 0.360%, 5.553%, 6/25/2027(a)	832,074
628,133	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 5.441%, 6/25/2027(a)	622,943
588,161	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AL, 1 mo. USD LIBOR + 0.300%, 5.493%, 7/25/2030(a)	577,237
494,802	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AS, 30 day USD SOFR Average + 0.320%, 5.361%, 7/25/2030(a)	485,500
223,849	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AL, 1 mo. USD LIBOR + 0.300%, 5.493%, 8/25/2030(a)	219,352
596,730	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AS, 30 day USD SOFR Average + 0.330%, 5.371%, 8/25/2030(a)	586,597
562,974	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AL, 1 mo. USD LIBOR + 0.290%, 5.483%, 8/25/2027(a)	558,063
502,720	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AS, 30 day USD SOFR Average + 0.320%, 5.361%, 8/25/2027(a)	498,618
441,098	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AL, 1 mo. USD LIBOR + 0.280%, 5.473%, 10/25/2027(a)	435,091
529,604	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AS, 30 day USD SOFR Average + 0.310%, 5.351%, 10/25/2027(a)	524,770

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$ 3,148,097	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF97, Class AS, 30 day USD SOFR Average + 0.250%, 5.291%, 12/25/2030(a)	$3,093,043
8,506,558	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	8,191,024
6,528,705	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	6,124,924
7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	6,244,249
16,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	15,806,729
8,515,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS12, Class A, 1 mo. USD LIBOR + 0.650%, 5.843%, 8/25/2029(a)	8,484,506
2,855,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AL, 1 mo. USD LIBOR + 0.340%, 5.533%, 4/25/2030(a)	2,828,386
3,140,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AS, 30 day USD SOFR Average + 0.370%, 5.411%, 4/25/2030(a)	3,113,153
802,308	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q008, Class A, 1 mo. USD LIBOR + 0.390%, 5.583%, 10/25/2045(a)	795,994
258,910	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q015, Class A, 30 day USD SOFR Average + 0.200%, 5.241%, 8/25/2024(a)	258,746
3,914,658	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q016, Class APT1, 1.242%, 5/25/2051(b)	3,536,212
5,200,000	Federal National Mortgage Association, 3.580%, 1/01/2026	5,008,485
2,409,093	Federal National Mortgage Association, Series 2014-M2, Class A2, 3.513%, 12/25/2023(b)	2,382,550
2,035,654	Federal National Mortgage Association, Series 2020-M5, Class FA, 1 mo. USD LIBOR + 0.460%, 5.630%, 1/25/2027(a)	2,015,837
78,080	Government National Mortgage Association, Series 2003-72, Class Z, 5.383%, 11/16/2045(b)	75,406

		224,856,229

	Collateralized Mortgage Obligations – 12.3%
151	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10 yr. CMT - 0.650%, 2.940%, 8/15/2023(a)(c)	146
43,881	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029(c)	41,999
385,375	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035(c)	384,578
581,283	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035(c)	570,469
195,117	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038(c)	192,664

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 560,005	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, IO, 2.624%, 6/15/2048(b)(d)	$510,163
460,392	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 3.804%, 12/15/2036(b)(d)	450,662
98,978	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 6.600%, 6/15/2043(b)(c)	84,836
4,845	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-60, Class 2A1, 3.830%, 3/25/2044(b)(c)	3,836
246,614	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-62, Class 1A1, 1 yr. MTA + 1.200%, 5.176%, 10/25/2044(a)(c)	224,121
1,692	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10 yr. CMT - 0.500%, 3.260%, 4/25/2024(a)(c)	1,634
5,444	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.366%, 8/25/2042(b)(c)	4,898
529,633	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033(c)	525,923
13,301	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025(c)	12,802
294,002	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1 mo. USD LIBOR + 0.060%, 5.036%, 7/25/2037(a)(c)	281,780
523,995	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.451%, 8/25/2038(b)	499,497
1,061,730	Federal National Mortgage Association, REMIC, Series 2012-56, Class FK, 1 mo. USD LIBOR + 0.450%, 5.600%, 6/25/2042(a)	1,031,369
1,209,638	Federal National Mortgage Association, REMIC, Series 2012-58, Class KF, 1 mo. USD LIBOR + 0.550%, 5.700%, 6/25/2042(a)	1,180,262
2,833,943	Federal National Mortgage Association, REMIC, Series 2012-83, Class LF, 1 mo. USD LIBOR + 0.510%, 5.660%, 8/25/2042(a)	2,756,896
1,840,298	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1 mo. USD LIBOR + 1.000%, 5.000%, 7/25/2043(a)	1,654,695
3,115,100	Federal National Mortgage Association, REMIC, Series 2015-4, Class BF, 1 mo. USD LIBOR + 0.400%, 5.550%, 2/25/2045(a)	3,012,273
4,568,103	Federal National Mortgage Association, REMIC, Series 2020-35, Class FA, 1 mo. USD LIBOR + 0.500%, 4.576%, 6/25/2050(a)	4,454,079
904,620	Government National Mortgage Association, Series 2005-18, Class F, 1 mo. USD LIBOR + 0.200%, 5.357%, 2/20/2035(a)(c)	887,361
689,240	Government National Mortgage Association, Series 2007-59, Class FM, 1 mo. USD LIBOR + 0.520%, 5.666%, 10/20/2037(a)(c)	680,739
146,399	Government National Mortgage Association, Series 2009-H01, Class FA, 1 mo. USD LIBOR + 1.150%, 6.296%, 11/20/2059(a)(c)	144,935
529,792	Government National Mortgage Association, Series 2010-H20, Class AF, 1 mo. USD LIBOR + 0.330%, 5.424%, 10/20/2060(a)	525,825
450,201	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD LIBOR + 0.350%, 5.444%, 10/20/2060(a)	447,079
290,760	Government National Mortgage Association, Series 2010-H27, Class FA, 1 mo. USD LIBOR + 0.380%, 5.474%, 12/20/2060(a)	288,613
18,927	Government National Mortgage Association, Series 2011-H08, Class FA, 1 mo. USD LIBOR + 0.600%, 5.694%, 2/20/2061(a)	18,857
28,517	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(c)	25,904
23,478	Government National Mortgage Association, Series 2012-124, Class HT, 6.500%, 7/20/2032(b)(c)	22,702

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 2,037,050	Government National Mortgage Association, Series 2012-18, Class FM, 1 mo. USD LIBOR + 0.250%, 5.396%, 9/20/2038(a)	$2,024,438
88	Government National Mortgage Association, Series 2012-H15, Class FA, 1 mo. USD LIBOR + 0.450%, 5.500%, 5/20/2062(a)(c)	84
230,348	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD LIBOR + 0.520%, 5.614%, 8/20/2062(a)	229,001
10,093	Government National Mortgage Association, Series 2012-H29, Class HF, 1 mo. USD LIBOR + 0.500%, 4.744%, 10/20/2062(a)(c)	9,609
26,583	Government National Mortgage Association, Series 2013-H02, Class GF, 1 mo. USD LIBOR + 0.500%, 4.998%, 12/20/2062(a)(c)	25,406
594,538	Government National Mortgage Association, Series 2013-H08, Class FA, 1 mo. USD LIBOR + 0.350%, 5.444%, 3/20/2063(a)	590,158
806,365	Government National Mortgage Association, Series 2013-H10, Class FA, 1 mo. USD LIBOR + 0.400%, 5.494%, 3/20/2063(a)	801,083
102,671	Government National Mortgage Association, Series 2013-H14, Class FG, 1 mo. USD LIBOR + 0.470%, 5.564%, 5/20/2063(a)(c)	100,990
2,819,498	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD LIBOR + 0.500%, 5.358%, 7/20/2064(a)	2,796,811
2,416,254	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD LIBOR + 0.500%, 5.594%, 7/20/2064(a)	2,397,590
1,575,264	Government National Mortgage Association, Series 2015-H04, Class FL, 1 mo. USD LIBOR + 0.470%, 5.328%, 2/20/2065(a)	1,562,579
3,534	Government National Mortgage Association, Series 2015-H05, Class FA, 1 mo. USD LIBOR + 0.300%, 4.738%, 4/20/2061(a)(c)	3,408
5,072	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	4,511
218,345	Government National Mortgage Association, Series 2015-H10, Class FC, 1 mo. USD LIBOR + 0.480%, 5.574%, 4/20/2065(a)	216,723
2,803,073	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	2,697,969
2,130	Government National Mortgage Association, Series 2015-H11, Class FA, 1 mo. USD LIBOR + 0.250%, 4.744%, 4/20/2065(a)(c)	2,031
1,543,643	Government National Mortgage Association, Series 2015-H12, Class FL, 1 mo. USD LIBOR + 0.230%, 5.324%, 5/20/2065(a)	1,530,708
34,730	Government National Mortgage Association, Series 2015-H19, Class FH, 1 mo. USD LIBOR + 0.300%, 4.492%, 7/20/2065(a)(c)	33,164
2,388	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD LIBOR + 0.700%, 4.643%, 10/20/2065(a)(c)	2,291
2,955	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD LIBOR + 0.680%, 4.811%, 8/20/2061(a)(c)	2,812
3,086,966	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD LIBOR + 0.920%, 4.539%, 2/20/2066(a)	3,058,853
830,933	Government National Mortgage Association, Series 2016-H20, Class FB, 1 mo. USD LIBOR + 0.550%, 5.644%, 9/20/2066(a)	825,934
2,100,554	Government National Mortgage Association, Series 2017-H05, Class FC, 1 mo. USD LIBOR + 0.750%, 5.137%, 2/20/2067(a)	2,075,265
3,224	Government National Mortgage Association, Series 2018-H02, Class FJ, 1 mo. USD LIBOR + 0.200%, 4.460%, 10/20/2064(a)(c)	3,117
4,336,852	Government National Mortgage Association, Series 2018-H11, Class FJ, 1 yr. USD LIBOR + 0.080%, 2.855%, 6/20/2068(a)	4,267,104
82,606	Government National Mortgage Association, Series 2018-H14, Class FG, 1 mo. USD LIBOR + 0.350%, 5.444%, 9/20/2068(a)	81,870
6,417,159	Government National Mortgage Association, Series 2018-H16, Class FA, 1 mo. USD LIBOR + 0.420%, 4.963%, 9/20/2068(a)	6,273,107

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 5,950,105	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	$5,550,203
1,161,661	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 5.170%, 8/20/2069(a)	1,160,290
1,678,129	Government National Mortgage Association, Series 2020-30, Class F, 1 mo. USD LIBOR + 0.400%, 2.981%, 4/20/2048(a)	1,599,081
3,232,672	Government National Mortgage Association, Series 2020-53, Class NF, 1 mo. USD LIBOR + 0.450%, 2.933%, 5/20/2046(a)	3,039,669
3,421,900	Government National Mortgage Association, Series 2020-H02, Class FG, 1 mo. USD LIBOR + 0.600%, 4.994%, 1/20/2070(a)	3,388,749
3,928,908	Government National Mortgage Association, Series 2020-H04, Class FP, 1 mo. USD LIBOR + 0.500%, 4.938%, 6/20/2069(a)	3,884,210
6,814,340	Government National Mortgage Association, Series 2020-H07, Class FL, 1 mo. USD LIBOR + 0.650%, 5.744%, 4/20/2070(a)	6,780,146
5,699,078	Government National Mortgage Association, Series 2020-H10, Class FD, 1 mo. USD LIBOR + 0.400%, 5.426%, 5/20/2070(a)	5,670,491
2,188,553	Government National Mortgage Association, Series 2020-HO1, Class FT, 1 yr. CMT + 0.500%, 5.220%, 1/20/2070(a)	2,179,133

		85,790,185

	Hybrid ARMs – 2.5%
75,907	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.703%, 3.992%, 11/01/2038(a)	74,515
420,281	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.765%, 4.015%, 9/01/2035(a)	418,222
40,051	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.742%, 4.048%, 12/01/2037(a)	39,364
132,367	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.731%, 4.125%, 4/01/2037(a)	130,137
205,449	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.220%, 4.133%, 7/01/2033(a)	201,554
144,277	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.938%, 4.231%, 12/01/2034(a)	141,498
1,198,405	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.840%, 4.242%, 1/01/2046(a)	1,195,474
262,143	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.248%, 4.280%, 9/01/2038(a)	266,529
75,360	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.204%, 4.346%, 9/01/2038(a)	73,578
1,147,681	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 4.374%, 3/01/2037(a)	1,163,028
420,160	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.285%, 4.432%, 2/01/2036(a)	415,684
144,790	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.903%, 4.453%, 4/01/2037(a)	141,702
701,057	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.265%, 4.470%, 2/01/2036(a)	700,720
73,693	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 4.498%, 2/01/2035(a)	74,067
261,326	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.245%, 4.537%, 3/01/2036(a)	262,663
214,132	Federal Home Loan Mortgage Corp., 6 mo. USD LIBOR + 1.771%, 4.644%, 6/01/2037(a)	207,389

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$ 68,736	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.769%, 4.815%, 11/01/2038(a)	$66,967
58,905	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.678%, 4.875%, 3/01/2038(a)	57,140
197,126	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.165%, 4.992%, 4/01/2036(a)	193,183
609,161	Federal Home Loan Mortgage Corp., 1 yr. USD LIBOR + 1.897%, 5.261%, 9/01/2041(a)	593,528
68,918	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.515%, 3.765%, 8/01/2035(a)	67,136
378,355	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.564%, 3.817%, 9/01/2037(a)	373,169
211,563	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.639%, 3.889%, 8/01/2038(a)	207,791
131,687	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.667%, 3.917%, 10/01/2033(a)	130,063
217,094	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.681%, 3.931%, 7/01/2038(a)	213,473
50,288	Federal National Mortgage Association, 1 yr. CMT + 2.145%, 3.934%, 9/01/2036(a)	49,733
186,476	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.730%, 3.980%, 8/01/2034(a)	181,830
280,656	Federal National Mortgage Association, 1 yr. CMT + 2.270%, 4.020%, 6/01/2037(a)	281,739
412,529	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.564%, 4.048%, 7/01/2035(a)	410,374
722,201	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.800%, 4.050%, 10/01/2041(a)	729,425
111,290	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.800%, 4.050%, 12/01/2041(a)	108,815
82,900	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.729%, 4.064%, 11/01/2035(a)	83,705
35,394	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.729%, 4.074%, 1/01/2037(a)	34,748
617,717	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.554%, 4.165%, 4/01/2037(a)	621,450
173,730	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.734%, 4.188%, 2/01/2037(a)	170,411
460,830	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.706%, 4.218%, 9/01/2037(a)	466,525
785,865	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 4.219%, 11/01/2033(a)	800,383
129,584	Federal National Mortgage Association, 1 yr. CMT + 2.223%, 4.223%, 8/01/2035(a)	127,183
118,666	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.683%, 4.245%, 11/01/2036(a)	117,681
176,703	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 4.265%, 6/01/2033(a)	174,865
50,442	Federal National Mortgage Association, 1 yr. CMT + 2.440%, 4.266%, 8/01/2033(a)	49,885
117,612	Federal National Mortgage Association, 1 yr. CMT + 2.147%, 4.269%, 9/01/2034(a)	117,874
95,424	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 4.310%, 12/01/2034(a)	93,234

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$ 291,027	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 4.310%, 1/01/2036(a)	$287,551
28,921	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.565%, 4.315%, 4/01/2037(a)	28,311
107,882	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 4.363%, 10/01/2033(a)	105,936
771,993	Federal National Mortgage Association, 1 yr. CMT + 2.169%, 4.421%, 12/01/2040(a)	780,716
461,611	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.820%, 4.445%, 2/01/2047(a)	454,319
779,091	Federal National Mortgage Association, 1 yr. CMT + 2.229%, 4.456%, 4/01/2034(a)	780,780
434,829	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.804%, 4.520%, 3/01/2037(a)	427,415
84,071	Federal National Mortgage Association, 1 yr. CMT + 2.196%, 4.541%, 4/01/2034(a)	81,637
90,221	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.800%, 4.544%, 3/01/2034(a)	90,680
1,045,711	Federal National Mortgage Association, 1 yr. CMT + 2.221%, 4.571%, 10/01/2034(a)	1,059,164
217,254	Federal National Mortgage Association, 1 yr. CMT + 2.131%, 4.590%, 6/01/2036(a)	213,602
133,193	Federal National Mortgage Association, 1 yr. CMT + 2.486%, 4.611%, 5/01/2035(a)	133,088
18,575	Federal National Mortgage Association, 1 yr. USD LIBOR + 1.806%, 4.654%, 7/01/2041(a)	18,097
249,869	Federal National Mortgage Association, 6 mo. USD LIBOR + 2.066%, 4.835%, 7/01/2037(a)	250,687
100,090	Federal National Mortgage Association, 1 yr. CMT + 2.500%, 4.937%, 8/01/2036(a)	102,173
44,057	Federal National Mortgage Association, 1 yr. CMT + 2.211%, 5.211%, 4/01/2033(a)	43,452
19,952	Federal National Mortgage Association, 6 mo. USD LIBOR + 1.460%, 5.738%, 2/01/2037(a)	20,209
222,405	Federal National Mortgage Association, 6 mo. USD LIBOR + 1.545%, 6.105%, 7/01/2035(a)	224,908
59,381	Federal National Mortgage Association, 1 yr. USD LIBOR + 2.473%, 6.223%, 6/01/2035(a)	58,106

		17,189,265

	Mortgage Related – 1.4%
12,092	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	11,674
106,772	Federal Home Loan Mortgage Corp., 4.000%, with various maturities from 2024 to 2042(e)	102,976
26,730	Federal Home Loan Mortgage Corp., 4.500%, with various maturities from 2025 to 2034(e)	26,264
239	Federal Home Loan Mortgage Corp., 5.500%, 10/01/2023	239
105,577	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2034	109,206
25	Federal Home Loan Mortgage Corp., 7.500%, 6/01/2026	25

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$ 76,994	Federal National Mortgage Association, 3.000%, 3/01/2042	$69,507
524,011	Federal National Mortgage Association, 5.000%, with various maturities from 2037 to 2038(e)	527,737
151,387	Federal National Mortgage Association, 5.500%, with various maturities from 2023 to 2033(e)	151,727
128,766	Federal National Mortgage Association, 6.500%, with various maturities from 2032 to 2037(e)	132,097
26,067	Federal National Mortgage Association, 7.500%, with various maturities from 2030 to 2032(e)	26,264
104,215	Government National Mortgage Association, 4.140%, with various maturities from 2061 to 2063(b)(e)	100,039
13,524	Government National Mortgage Association, 4.390%, 12/20/2062(b)	13,110
2,117,736	Government National Mortgage Association, 4.465%, 10/20/2065(b)	2,056,714
837,175	Government National Mortgage Association, 4.577%, 2/20/2066(b)	819,374
124,860	Government National Mortgage Association, 4.582%, 1/20/2064(b)	123,153
2,083	Government National Mortgage Association, 4.607%, 8/20/2062(b)	2,025
51,941	Government National Mortgage Association, 4.630%, with various maturities from 2062 to 2063(b)(e)	50,608
6,528	Government National Mortgage Association, 4.637%, 2/20/2062(b)	6,126
858,077	Government National Mortgage Association, 4.671%, 11/20/2063(b)	849,486
9,450	Government National Mortgage Association, 4.677%, 8/20/2061(b)	9,227
738,667	Government National Mortgage Association, 4.690%, 3/20/2064(b)	733,473
298,818	Government National Mortgage Association, 4.700%, with various maturities from 2061 to 2064(b)(e)	292,932
1,929	Government National Mortgage Association, 4.883%, 4/20/2061(b)	1,868
4,601	Government National Mortgage Association, 6.000%, 12/15/2031	4,743
20,611	Government National Mortgage Association, 6.500%, 5/15/2031	21,058
1,036,444	Government National Mortgage Association, 1 mo. USD LIBOR + 1.756%, 6.613%, 2/20/2061(a)	1,045,516
740,570	Government National Mortgage Association, 1 mo. USD LIBOR + 1.890%, 6.721%, 2/20/2063(a)	750,692
547,551	Government National Mortgage Association, 7.000%, with various maturities from 2028 to 2063(a)(e)	557,116
509,560	Government National Mortgage Association, 1 mo. USD LIBOR + 2.198%, 7.033%, 5/20/2065(a)	517,847
508,730	Government National Mortgage Association, 1 mo. USD LIBOR + 2.237%, 7.070%, 6/20/2065(a)	520,449
363,853	Government National Mortgage Association, 1 mo. USD LIBOR + 2.327%, 7.163%, 2/20/2063(a)	370,149

		10,003,421

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – 4.0%
$ 1,595,000	BANK, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	$1,346,469
3,895,000	Barclays Commercial Mortgage Securities Trust, Series 2020-BID, Class A, 1 mo. USD LIBOR + 2.140%, 7.333%, 10/15/2037, 144A(a)	3,656,714
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 6.627%, 12/15/2038, 144A(a)	1,710,841
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 8.147%, 5/15/2039, 144A(a)	4,609,087
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,640,742
1,136,653	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	940,581
1,488,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,466,946
2,142,322	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	2,077,998
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD LIBOR + 1.150%, 6.343%, 10/15/2043, 144A(a)	2,337,716
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,249,870
3,295,000	SPGN Mortgage Trust, Series 2022-TFLM. Class A, 1 mo. USD SOFR + 1.550%, 6.697%, 2/15/2039, 144A(a)	3,131,047
3,279,464	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1 mo. USD LIBOR + 1.470%, 6.664%, 11/15/2027, 144A(a)	2,361,214

		27,529,225

	Treasuries – 37.1%
4,010,000	U.S. Treasury Notes, 0.375%, 9/30/2027	3,412,886
3,620,000	U.S. Treasury Notes, 2.750%, 4/30/2027	3,419,627
71,120,000	U.S. Treasury Notes, 2.750%, 2/15/2028	66,838,910
11,220,000	U.S. Treasury Notes, 2.750%, 8/15/2032	10,286,023
5,450,000	U.S. Treasury Notes, 3.375%, 5/15/2033	5,255,844
8,545,000	U.S. Treasury Notes, 3.875%, 3/31/2025	8,377,104
6,715,000	U.S. Treasury Notes, 3.875%, 4/30/2025	6,584,372
26,990,000	U.S. Treasury Notes, 3.875%, 11/30/2027	26,607,290
10,465,000	U.S. Treasury Notes, 3.875%, 12/31/2027	10,318,245
12,315,000	U.S. Treasury Notes, 4.000%, 2/29/2028	12,224,081
5,620,000	U.S. Treasury Notes, 4.000%, 6/30/2028	5,589,266
5,270,000	U.S. Treasury Notes, 4.125%, 10/31/2027	5,242,415
1,505,000	U.S. Treasury Notes, 4.250%, 12/31/2024	1,483,953

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$28,125,000	U.S. Treasury Notes, 4.250%, 5/31/2025	$27,771,240
44,150,000	U.S. Treasury Notes, 4.625%, 6/30/2025	43,948,221
20,570,000	U.S. Treasury Notes, 4.625%, 3/15/2026	20,592,498

		257,951,975

	Total Bonds and Notes (Identified Cost $674,588,818)	649,998,993

Short-Term Investments – 6.3%
18,535,000	Federal Home Loan Bank Discount Notes, 0.010%, 7/12/2023	18,512,626
15,164,843	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2023 at 2.300% to be repurchased at $15,167,749 on 7/03/2023 collateralized by $16,426,800 U.S. Treasury Note, 2.625% due 5/31/2027 valued at $15,468,195 including accrued interest(f)	15,164,843
10,280,000	U.S. Treasury Bills, 4.988%, 7/11/2023(g)	10,268,641

	Total Short-Term Investments (Identified Cost $43,943,127)	43,946,110

	Total Investments – 99.8% (Identified Cost $718,531,945)	693,945,103
	Other assets less liabilities – 0.2%	1,460,432

	Net Assets – 100.0%	$695,405,535

(†)	Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of June 30, 2023 is disclosed.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2023 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(e)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of Rule 144A holdings amounted to $42,727,065 or 6.1% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$81,511,435	$4,278,750	$85,790,185
All Other Bonds and Notes *	—	564,208,808	—	564,208,808

Total Bonds and Notes	—	645,720,243	4,278,750	649,998,993

Short-Term Investments	—	43,946,110	—	43,946,110

Total	$—	$689,666,353	$4,278,750	$693,945,103

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2022 and/or June 30, 2023:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2023
Bonds and Notes
Collateralized Mortgage Obligations	$3,867,800	$—	$(31,279)	$(41,953)	$1,225	$(666,437)	$1,149,394	$—	$4,278,750	$(76,650)

Debt securities valued at $1,149,394 were transferred from Level 2 to Level 3 during the period ended June 30, 2023. At September 30, 2022, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2023, these securities were fair valued as determined by the Fund’s valuation designee as an independent pricing service did not provide a reliable price for the securities.

Industry Summary at June 30, 2023 (Unaudited)

Treasuries	37.1%
Agency Commercial Mortgage-Backed Securities	32.3
Collateralized Mortgage Obligations	12.3
Non-Agency Commercial Mortgage-Backed Securities	4.0
Hybrid ARMs	2.5
ABS Car Loan	2.4
Other Investments, less than 2% each	2.9
Short-Term Investments	6.3

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%